Right-of-use Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Depreciation expense	$ 1,013	$ 4,578	$ 4,913